JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

September 10, 2020

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 21, 2020, filed pursuant to Rule 497(e), for the following:

JNL/American Funds Balanced Fund

JNL/American Funds® Blue Chip Income and Growth Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Capital World Bond Fund

JNL/American Funds® Global Growth Fund

JNL/American Funds Global Small Capitalization Fund

JNL/American Funds® Growth Fund

JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund

JNL/American Funds New World Fund

JNL Multi-Manager Alternative Fund

JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager Mid Cap Fund

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL iShares Tactical Moderate Fund

JNL iShares Tactical Moderate Growth Fund

JNL iShares Tactical Growth Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

JNL/AQR Large Cap Defensive Style Fund

JNL/AQR Managed Futures Strategy Fund

JNL/BlackRock Advantage International Fund

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/Boston Partners Global Long Short Equity Fund

JNL/Causeway International Value Select Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/DFA Growth Allocation Fund

JNL/DFA Moderate Growth Allocation Fund

JNL/DFA International Core Equity Fund

JNL/DFA U.S. Small Cap Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Emerging Markets Fixed Income Fund

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/DoubleLine® Total Return Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/First State Global Infrastructure Fund

JNL/Franklin Templeton Growth Allocation Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton International Small Cap Fund

JNL/GQG Emerging Markets Equity Fund

JNL/Harris Oakmark Global Equity Fund

JNL/Heitman U.S. Focused Real Estate Fund

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Growth Fund

JNL/Invesco Global Real Estate Fund

JNL/Invesco International Growth Fund

JNL/Invesco Small Cap Growth Fund

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund

JNL/Lazard International Strategic Equity Fund

JNL/Loomis Sayles Global Growth Fund

JNL/Mellon Index 5 Fund

JNL/Mellon Emerging Markets Index Fund

JNL/Mellon Equity Income Fund

JNL/Mellon MSCI KLD 400 Social Index Fund

JNL/Mellon International Index Fund

JNL/Mellon DowSM Index Fund

JNL/Mellon MSCI World Index Fund

JNL/Mellon Nasdaq® 100 Index Fund

JNL/Mellon Communication Services Sector Fund

JNL/Mellon Consumer Discretionary Sector Fund

JNL/Mellon Energy Sector Fund

JNL/Mellon Financial Sector Fund

JNL/Mellon Healthcare Sector Fund

JNL/Mellon Information Technology Sector Fund

JNL/MFS Mid Cap Value Fund

JNL/Morningstar Wide Moat Index Fund

JNL/Neuberger Berman Commodity Strategy Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Real Return Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Small Cap Value Fund

JNL/PPM America Total Return Fund

JNL/RAFI® Fundamental Asia Developed Fund

JNL/RAFI® Fundamental Europe Fund

JNL/RAFI® Fundamental U.S. Small Cap Fund

JNL/RAFI® Multi-Factor U.S. Equity Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price U.S. High Yield Fund

JNL/T. Rowe Price Value Fund

JNL/Vanguard Capital Growth Fund

JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund

JNL/Vanguard Small Company Growth Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/WCM Focused International Equity Fund

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

JNL/WMC Government Money Market Fund

JNL/WMC Value Fund

JNL/Goldman Sachs International 5 Fund

JNL/Goldman Sachs Managed Conservative Fund

JNL/Goldman Sachs Managed Moderate Fund

JNL/Goldman Sachs Managed Moderate Growth Fund

JNL/Goldman Sachs Managed Growth Fund

JNL/Goldman Sachs Managed Aggressive Growth Fund

JNL Conservative Allocation Fund

JNL Moderate Allocation Fund

JNL Moderate Growth Allocation Fund

JNL Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett

Assistant Secretary